ProFunds

Supplement dated November 4, 2024

to each Statutory Prospectus and Statement of Additional Information,

each as supplemented or amended

* * * * *

Effective immediately, Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the administrator to each series of ProFunds. Ultimus will provide services to each series including, among other things, operations, compliance and administrative services.

For more information, please contact ProFunds at 1-888-776-3637.

Please retain this supplement for future reference.